Total Capital and Net Income Per Unit - Additional Information, Series B Preferred Units, Series C Preferred Units and Series C-1 Preferred Units (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) quarter $ / shares shares	Jul. 31, 2015 USD ($) shares	Apr. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 30, 2016 shares
Class of Stock [Line Items]
Number of common units Issued, general partnership					5,525,310	211,077	213,350
Maximum volume weighted average price of the common unit | $ / shares	$ 35.925
Conversion of Convertible Preferred Units, units		8,323,809
Deemed contribution on exchange of Series C Preferred Units | $					$ 20,600
Series B Preferred Units [Member]
Class of Stock [Line Items]
Number of common units Issued, general partnership				5,000,000
Preferred units dividend rate				8.50%
Aggregate redemption amount | $				$ 125,000
Net proceeds from public offering | $				$ 120,800
Redemption of preferred units (USD per unit) | $ / shares					$ 25.00
Series C Preferred Units [Member]
Class of Stock [Line Items]
Number of common units Issued, general partnership			10,400,000
Preferred units dividend rate			8.60%
Net proceeds from public offering | $	$ 249,800		$ 249,800
Conversion period			18 months
Shares issued upon conversion	1		1
Period for optional conversion to common units			3 years
Additional consideration for induced conversion of Series C Preferred Units | $					$ (36,961)	$ 0	$ 0
Deemed contribution on exchange of Series C Preferred Units | $					$ 20,231	$ 0	$ 0
Series C-1 Preferred Units [Member]
Class of Stock [Line Items]
Shares issued upon conversion								1.474
Conversion of Convertible Preferred Units, units		8,500,000
Percent of issuance price		150.00%
Issuance price (USD per unit) | $ / shares		$ 16.25
Number of quarters | quarter		8
Discount percent on 10 trading days		2.00%
Threshold trading days		10 days
Induced Exchange of Series C Preferred Units [Member] | Series C Preferred Units [Member]
Class of Stock [Line Items]
Shares converted		1,900,000
Inducement Premium on Series C Preferred Units Conversion [Member]
Class of Stock [Line Items]
Conversion of Convertible Preferred Units, units		6,400,000
Additional consideration for induced conversion of Series C Preferred Units | $		$ 37,700
Extinguishment of Series C Preferred Units [Member] | Series C Preferred Units [Member]
Class of Stock [Line Items]
Shares converted		8,500,000
Common Units [Member]
Class of Stock [Line Items]
Number of common units Issued, general partnership						211,000
Conversion of Convertible Preferred Units, units		1,900,000			8,324,000
Common Units [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Conversion of Convertible Preferred Units, units		8,300,000